Segmented Information - Summary of Long-Lived Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of geographical areas [line items]
Revenue	$ 197,311	$ 120,784
Non-current assets	379,806	21,967
United States
Disclosure of geographical areas [line items]
Revenue	152,995	101,020
Rest of world
Disclosure of geographical areas [line items]
Revenue	40,634	17,994
Canada
Disclosure of geographical areas [line items]
Revenue	3,682	1,770
Non-current assets	8,759	10,875
United States and rest of world
Disclosure of geographical areas [line items]
Non-current assets	$ 371,047	$ 11,092